GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2016	Dec. 31, 2017		Dec. 31, 2016
Goodwill [Line Items]
Beginning balance, as of January 1		$ 1,284,710		$ 651,112
Acquisitions		24,346	[1]	651,892	[2]
Functional currency translation adjustments		9,186		(18,294)
Ending balance, as of December 31		1,318,242		1,284,710
inContact [Member]
Goodwill [Line Items]
Acquisitions	$ 559,372	559,372
Ending balance, as of December 31	$ 559,372
Customer Engagement [Member]
Goodwill [Line Items]
Beginning balance, as of January 1		1,022,198		384,808
Acquisitions		24,346	[1]	651,892	[2]
Functional currency translation adjustments		7,378		(14,502)
Ending balance, as of December 31		1,053,922		1,022,198
Financial Crime and Compliance [Member]
Goodwill [Line Items]
Beginning balance, as of January 1		262,512		266,304
Acquisitions			[1]		[2]
Functional currency translation adjustments		1,808		(3,792)
Ending balance, as of December 31		$ 264,320		$ 262,512

[1]	Includes a reduction of $3,799 of goodwill in respect of 2016 acquisition resulted from a finalization of purchase price allocation.
[2]	including a goodwill balance of $559,372 related to the acquisition of inContact.